ARTIO GLOBAL FUNDS

Artio Global Equity Fund, Inc.

Supplement dated July 23, 2010 to the

Prospectus dated March 1, 2010

Effective July 23, 2010, Dimitre Genov a member of the Artio Global Equities investment team since 2009, joined Rudolph-Riad Younes as a portfolio manager of the Artio Global Equity Fund, Inc. (“Global Equity Fund”). Mr. Genov is assuming responsibilities from Keith Walter. Effective immediately, all references to Mr. Walter in the prospectus are deleted.

In the section entitled “Fund Management” on page 73, the table is replaced with the following:

Portfolio Manager/ Fund Title	Since	Primary Title with Investment Adviser
Rudolph-Riad Younes, CFA Vice President	July 2004	Director and Head of International Equity and Head of Global Equity
Dimitre Genov	July 2010	Vice President

In the section entitled “Portfolio Management of the Funds” on page 127, the first paragraph is replaced with the following:

Rudolph-Riad Younes, CFA, portfolio manager of International Equity Fund (since 1995), International Equity Fund II (since 2005), and Global Equity Fund (since 2004). Mr. Younes is a Director and Head of International Equity (since 2002) and Head of Global Equity (since 2007) of the Adviser.

In the section entitled “Portfolio Management of the Funds” on page 127, the following language is added:

Mr. Genov
IEF
IEF II
TRBF
GHIF
Microcap
Smallcap
Midcap
Multicap
GEF	X

Dimitre Genov, serves as portfolio manager of the Global Equity Fund (since 2010). Mr. Genov is a Senior Portfolio Manager/Analyst of the Adviser (since 2009). Prior to joining the Adviser, Mr. Genov was a Portfolio Manager/Senior Analyst at JP Morgan (2005-2009) and a Vice President at Lazard LLC Investment Banking (1994-2005).

ARTIO GLOBAL FUNDS

Artio Global Equity Fund, Inc.

Supplement dated July 23, 2010 to the

Statement of Additional Information dated March 1, 2010

Effective July 23, 2010, Dimitre Genov a member of the Artio Global Equities investment team since 2009, joined Rudolph-Riad Younes as a portfolio manager of the Artio Global Equity Fund, Inc. (“Global Equity Fund”). Mr. Genov is assuming responsibilities from Keith Walter. Effective immediately, all references to Mr. Walter in the Statement of Additional Information are deleted.

In the sub-section entitled “Portfolio Managers” within the section entitled “Management of the Funds” on page 61, the following language is added:

Effective July 23, 2010, Mr. Genov joined Mr. Younes as a portfolio manager of the Global Equity Fund and is jointly responsible for the day-to-day management of the Global Equity Fund. The information provided below is as of March 31, 2010. Mr. Genov is responsible for advising the following types of accounts:

Portfolio Manager	Registered Investment Companies		Pooled Funds		Other Accounts
	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)
Global Equity Fund
Dimitre Genov	1	$86	3	$294	4	$549

Other Accounts Managed with a Performance-Based Advisory Fee (as of March 31, 2010), a subset of the prior table.

Portfolio Manager	Registered Investment Companies		Pooled Funds		Other Accounts
	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)
Global Equity Fund
Dimitre Genov	0	$0	0	$0	0	0

Portfolio Manager Compensation (as of June 30, 2010)

	Structure of Compensation for Managing	Specific Criteria	Difference in Methodology of Compensation with Other Accounts Managed (relates to the “Other Accounts” mentioned in the chart above)
Global Equity Fund
Dimitre Genov	Salary	Fixed Compensation	None
	Bonus	Performance
	Deferred Compensation*	Performance

*Deferred Compensation includes shares of the Adviser’s parent company as well as shares of the Artio Global Funds.

Beneficial Ownership by Portfolio Managers (as of June 30, 2010)

Name of Portfolio Manager	Beneficial Ownership
Dimitre Genov	Artio U.S. Multicap Fund $1-$10,000 Artio U.S. Microcap Fund $1-$10,000 Artio Global Equity Fund $1-$10,000 Artio Total Return Bond Fund $1-$10,000 Artio Global High Income Fund $1-$10,000